CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Cash and cash equivalents	$ 166,542	$ 206,744	$ 120,956
Restricted cash and restricted cash equivalents, current portion, included in prepaid expenses and other current assets	1,661	2,483	2,845
Restricted cash and restricted cash equivalents, net of current portion, included in other long-term assets	24,029	345	2
Total cash, cash equivalents, restricted cash and restricted cash equivalents shown in statements of cash flows	$ 192,232	$ 209,572	$ 123,803